Discontinued Operations - Schedule of Net Cash Flows Provided by (used in) the Discontinued Operation (Details) - Discontinued operations [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations - Schedule of Net Cash Flows Provided by (used in) the Discontinued Operation (Details) [Line Items]
Net cash provided by discontinued operating activities	$ 995	$ 1,917	$ 1,867
Net cash provided by (used in) discontinued investing activities		(1,026)	949
Net cash used in discontinued financing activities	(1,015)	(1,375)	(2,429)
Total net cash provided by (used in) discontinued operation	$ (20)	$ (484)	$ 387